Net Debt - Summary of Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net debt [abstract]
Cash and cash equivalents	$ 704	$ 168	$ 206
Loans and other borrowings - current	(120)	(126)	(106)
Loans and other borrowings - non-current	(2,129)	(1,893)	(1,606)
Derivatives hedging debt values (note 22)	15
Net debt	$ (1,530)	$ (1,851)	$ (1,506)